Deferred share units (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Compensation expenses	$ 53	$ 192	$ 69
Equity Settled Deferred Share Units [Member]
IfrsStatementLineItems [Line Items]
Compensation expenses	$ 411